INVESTMENT AND MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Schedule of amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of investment securities

	December 31, 2012
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$192,247	$550	$92	$192,705
Municipal obligations	3,037	222	1	3,258

	$195,284	$772	$93	$195,963

	December 31, 2011
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)
Available for Sale:
U.S. Government agency securities	$117,731	$205	$65	$117,871
Municipal obligations	3,039	160	28	3,171

	$120,770	$365	$93	$121,042

Schedule of investments securities classified by contractual maturity date

	December 31,
	2012	2011
	(In thousands)

Less than one year	$145,210	$95,244
One to five years	28,198	15,954
Five to ten years	11,175	1,325
More than ten years	10,701	8,247

	$195,284	$120,770

Schedule of amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of mortgage-backed securities

	December 31, 2012
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)

Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$925	$129	$1	$1,053
Federal National Mortgage Association adjustable-rate participation certificates	1,738	46	1	1,783
Government National Mortgage Association adjustable-rate participation certificates	3,136	57	-	3,193

	$5,799	$232	$2	$6,029

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$318	$7	$1	$324
Federal National Mortgage Association adjustable-rate participation certificates	296	9	-	305
Government National Mortgage Association adjustable-rate participation certificates	2,967	176	-	3,143

	$3,581	$192	$1	$3,772

	December 31, 2011
	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
	(In thousands)
Available for sale:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$1,137	$44	$1	$1,180
Federal National Mortgage Association adjustable-rate participation certificates	2,624	46	4	2,666
Government National Mortgage Association adjustable-rate participation certificates	3,548	93	28	3,613

	$7,309	$183	$33	$7,459

Held to maturity:
Federal Home Loan Mortgage Corporation adjustable-rate participation certificates	$382	$7	$1	$388
Federal National Mortgage Association adjustable-rate participation certificates	410	7	-	417
Government National Mortgage Association adjustable-rate participation certificates	3,375	137	2	3,510

	$4,167	$151	$3	$4,315

Schedule of mortgage backed securities classified by contractual maturity date

	December 31,
	2012	2011
	(In thousands)

Due in one year or less	$485	$552
Due in one year through five years	2,044	2,336
Due in five years through ten years	2,804	3,227
Due in more than ten years	4,047	5,361

	$9,380	$11,476

Schedule of continuous unrealized loss position

	December 31, 2012
	Less than 12 months			12 months or longer			Total
Description of securities	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses
	(Dollars in thousands)

U.S. Government agency securities	4	$22,401	$92	-	$-	$-	4	$22,401	$92
Municipal obligations	-	-	-	1	714	1	1	714	1
Mortgage-backed securities	3	13	1	13	272	2	16	285	3

Total temporarily impaired securities	7	$22,414	$93	14	$986	$3	21	$23,400	$96

	December 31, 2011
	Less than 12 months			12 months or longer			Total
Description of securities	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses	Number of investments	Fair value	Unrealized holding losses
	(Dollars in thousands)

U.S. Government agency securities	7	$34,936	$65	-	$-	$-	7	$34,936	$65
Municipal obligations	-	-	-	1	687	28	1	687	28

Mortgage-backed securities	18	763	35	1	6	1	19	769	36

Total temporarily impaired securities	25	$35,699	$100	2	$693	$29	27	$36,392	$129